SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Total deferred tax assets	$ 393,698		$ 287,590
Less: valuation allowance	(393,698)		(287,590)
Deferred tax assets, net of valuation allowance
UNITED STATES
Total deferred tax assets	258,021		176,439
HONG KONG
Total deferred tax assets	12,805		8,531
British Virginia Island [Member]
Total deferred tax assets
Labuan Malaysia [Member]
Total deferred tax assets
MALAYSIA
Total deferred tax assets	$ 122,872		$ 102,620
Less: valuation allowance		$ (1,160,832)